Debt - Preferred Equity Certificates (Details) $ in Thousands	Jul. 01, 2013 USD ($) shares	Jul. 01, 2013 GBP (£) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jul. 01, 2013 GBP (£)
Debt Instrument [Line Items]
Preferred equity certificates | $			$ 253,324	$ 205,975
Preferred Equity Certificate
Debt Instrument [Line Items]
Debt instrument, interest rate			12.00%
Cabot
Debt Instrument [Line Items]
Percentage of equity interest acquired	50.10%				50.10%
Janus Holdings
Debt Instrument [Line Items]
Minority interest percentage	49.90%				49.90%
Cabot | Common Class A
Debt Instrument [Line Items]
Business combination, number of shares still held by minority interest	100	100
Cabot | Janus Holdings
Debt Instrument [Line Items]
Business combination, aggregate purchase price	$ 175,000	£ 115,100,000
Cabot | Janus Holdings | Common Class E
Debt Instrument [Line Items]
Business combination, number of shares acquired	3,498,563	3,498,563
Cabot | E Bridge Preferred Equity Certificates | Janus Holdings
Debt Instrument [Line Items]
Business combination, preferred equity certificates acquired (amount)	$ 15,500				£ 10,218,574
Cabot | E Preferred Equity Certificates | Janus Holdings
Debt Instrument [Line Items]
Business combination, preferred equity certificates acquired (amount)	$ 147,100				96,729,661
Cabot Holdings | Common Class A | J C Flowers and Company Limited Liability Company
Debt Instrument [Line Items]
Business combination, number of shares acquired	100	100
Cabot Holdings | Janus Holdings | Common Class J | J C Flowers and Company Limited Liability Company
Debt Instrument [Line Items]
Business combination, number of shares still held by minority interest	3,484,597	3,484,597
Cabot Holdings | J Bridge PECs | Janus Holdings | J C Flowers and Company Limited Liability Company
Debt Instrument [Line Items]
Business combination, preferred equity certificates acquired (amount)	$ 15,500				10,177,781
Cabot Holdings | J Preferred Equity Certificates | Janus Holdings | J C Flowers and Company Limited Liability Company
Debt Instrument [Line Items]
Business combination, financial liabilities still held by minority interest (amount)	$ 146,500				£ 96,343,515